ATTACHMENT

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM 24f-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.

  1. Name and address of issuer: AUL American Individual Unit Trust
                                 One American Square
                                 Indianapolis, IN 46204

  2. Name of each series or class of funds for which this notice is filed:

          Equity Portfolio    Alger Growth VIP High Income     VIP High Income
          Bond Portfolio      Calvert Capital Accumulation     VIP Overseas
          Managed Portfolio   TCI Growth                       VIP II Asset
          Tactical Asset      TCI International                  Manager
           Allocation         T.Rowe Price Equity Income       VIP II Contrafund
           Portfolio          VIP Equity-Income                VIP II Index 500
          Money Market        VIP Growth
           Portfolio


  3. Investment Company Act File Number:       811-8536

               Securities Act File Number:     33-79562

  4. Last day of fiscal year for which  this notice is filed:

                               December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                N.A.                          [   ]

  6. Date of termination of issuer's declaration under rule
          24f-2(a)(1), if applicable (see Instruction A.6):

                                N.A.

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None

  9. Number and aggregate sale price of securities sold during the fiscal year:
     (1)
               See Item 10 on page 2 of this Form 24f-2

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: (1)

               See attached page

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                None

12.  Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year in reliance on rule 24f-2 (from item 10):     $  72,531,801.22

(ii)  Aggregate price of shares issued in connection with dividend
      reinvestment plans (from Item 11, if applicable):       +

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):                 - $  23,713,808.83

(iv)  Aggregate  price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
      to rule 24e-2 (if applicable):                          +

(v)   Net aggregate  price of securities  sold and issued
      during the fiscal year in reliance on rule 24f-2
      (line (i), plus line (ii), less line (iii), plus
      line (iv) (if applicable):                                 $ 48,817,992.39

(vi)  Multiplier prescribed by Section 6 (b) of the Securities
      Act of 1933 or other applicable law or regulation (see
      Instruction  C.6):                                       x          1/3300

(vii) Fee due line (i) or line (v) multiplied by line (vi):       $    14,793.33

  Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the
  issuer's fiscal year.   See Instruction C.3.

  (1) AUL AMERICAN INDIVIDUAL UNIT TRUST (the "Trust") hereby makes definite the registration of 28,425,002.2121 units of the Trust under the Securities Act of 1933, as amended. Pursuant to the position of the Securities and Exchange Comm-ission (the "SEC") as set forth in instruction B.5. to Form 24f-2, the Trust calculates and pays registration fees pursuant to Rule 24f-2 under the Invest-ment Company Act of 1940, as amended, only on those units issued in the previous fiscal year to separate accounts, qualified plans, and other entities that are not registered with, and do not pay registration fees to, the SEC.

  Instruction:  Issuers should complete lines (ii), (iii), (iv) and
  (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Pro-cedures (17 CFR 202.3a).
                                                                      [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                     2/27/97

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)_________________________________________
                        James W. Murphy, Senior Vice President,
                        Corporate Finance

Date: February 27, 1997

*Please print the name and title of the signing officer below the signature.

          AUL American Individual Unit Trust, Item 10, Form 24f-2

          AUL American                                         Aggregate Sale
          Individual Unit            # of Units Sold         Price of Units Sold
          Trust Investment           during the period        during the period
          Account                    1/1/96-12/31/96           1/1/96-12/31/96

          Equity                      368,904.4683           $2,342,416.23
          Bond                        277,366.9021            1,594,898.44
          Managed                     403,449.0628            2,460,594.75
          Money Market             20,521,606.8093           21,617,537.00
          Tactical Asset Allocation   150,337.8307              824,922.54
          Alger Growth              1,122,886.7402            7,105,878.81
          Calvert                     184,348.9760            1,178,356.22
          TCI Growth                  268,925.2355            1,732,789.95
          TCI International            77,615.4888              433,643.00
          TR Price Equity Income      958,454.2057            6,202,566.96
          VIP Equity Income           725,735.8834            4,547,862.90
          VIP Growth                  805,777.3318            5,798,270.63
          VIP High Income             214,596.8179            1,356,038.40
          VIP Overseas                128,049.4566              716,921.69
          VIPII  Asset Manager        727,908.6204            4,311,179.96
          VIPII Contrafund            767,503.6007            4,960,019.92
          VIPII Index 500             721,534.7819            5,347,903.82

                TOTALS             28,425,002.2121          $72,531,801.22

                                                          February 27, 1997

          American United Life Insurance Company
          One American Square
          Indianapolis, Indiana  46204

          In my capacity as Associate General Counsel of American United Life Insurance Company ("AUL"), I am familiar with AUL American Individual Unit Trust (the "Variable Account"), which is a separate account for assets applicable to the variable portion of group annuity contracts offered by AUL ("Contracts").

          I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

          With respect to the issuance and sale of units of beneficial interest in the Variable Account under the Contracts for valuable consideration in the amount of $72,531,801.22 (representing $2,342,416.23 allocated to the AUL American Equity Investment Account, $1,594,898.44 allocated to the AUL American Bond Investment Account, $2,460,594.75 allocated to the AUL American Managed Investment Account, $824,922.54 allocated to the Tactical Asset Allocation Investment Account, $21,617,537.00 allocated to the AUL American Money Market Investment Account, $7,105,878.81 allocated to the Alger Growth Investment Account, $1,178,356.22 allocated to the Calvert Investment Account, $1,732,789.95 allocated to the TCI Growth Investment Account, $433,643.00 allocated to the TCI International Investment Account, $6,202,566.96 allocated to the T. Rowe Price Equity Income Investment Account, $4,547,862.90 allocated to the VIP Equity-Income Investment Account, $5,798,270.63 allocated to the VIP Growth Investment Account, $1,356,038.40 allocated to the VIP High Income Investment Account, $716,921.69 allocated to the VIP Overseas Investment Account, $4,311,179.96 allocated to the VIP II Asset Manager Investment Account, $4,960,019.92 allocated to the VIP II Contrafund Investment Account, and $5,347,903.82 to the VIP II Index 500 Investment Account) and issued during the Variable Account's fiscal year ending Decem-ber 31, 1996, it is my opinion that such interests were issued in connection with Contracts that constitute legal, validly issued and binding obligations of AUL except as limited by bankruptcy or insol-vency laws affecting the rights of creditors generally.

          I consent to the use of this letter by AUL in connection with the Variable Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Variable Account's fiscal year ending December 31, 1996.

          Very truly yours,


          Richard A. Wacker
          Associate General Counsel
          American United Life Insurance Company